EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Schedule Of Defined Benefit Plans, Change In Benefit Obligation And Fair Value Of Plan Assets

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$3,649	$3,839	$963	$1,115
Service cost	107	114	20	26
Interest cost	160	154	42	44
Contributions from plan participants	—	—	20	19
Actuarial loss (gain)	116	(180)	(81)	(172)
Benefit payments	(217)	(273)	(61)	(60)
Divestiture of EnergySouth	(61)	—	(6)	—
Plan amendments	—	5	—	(9)
Special termination benefits	—	—	26	—
Settlements	(75)	(10)	(1)	—
Net obligation at December 31	3,679	3,649	922	963

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	2,484	2,807	1,003	1,054
Actual return on plan assets	207	(73)	94	(21)
Employer contributions	104	33	6	11
Contributions from plan participants	—	—	20	19
Benefit payments	(217)	(273)	(61)	(60)
Divestiture of EnergySouth	(44)	—	(4)	—
Settlements	(75)	(10)	(1)	—
Fair value of plan assets at December 31	2,459	2,484	1,057	1,003
Funded status at December 31	$(1,220)	$(1,165)	$135	$40
Net recorded (liability) asset at December 31	$(1,220)	$(1,165)	$135	$40

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$965	$1,011	$165	$200
Service cost	29	29	5	7
Interest cost	41	39	7	8
Contributions from plan participants	—	—	7	7
Actuarial loss (gain)	7	(52)	6	(43)
Benefit payments	(25)	(56)	(14)	(14)
Special termination benefits	—	—	14	—
Settlements	(75)	—	—	—
Transfer of liability to other plans	(7)	(6)	—	—
Net obligation at December 31	935	965	190	165

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	752	828	161	164
Actual return on plan assets	59	(24)	13	(3)
Employer contributions	3	2	2	7
Contributions from plan participants	—	—	7	7
Benefit payments	(25)	(56)	(14)	(14)
Settlements	(75)	—	—	—
Transfer of assets from other plans	—	2	—	—
Fair value of plan assets at December 31	714	752	169	161
Funded status at December 31	$(221)	$(213)	$(21)	$(4)
Net recorded liability at December 31	$(221)	$(213)	$(21)	$(4)

PROJECTED BENEFIT OBLIGATION, FAIR VALUE OF ASSETS AND FUNDED STATUS
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
CHANGE IN PROJECTED BENEFIT OBLIGATION
Net obligation at January 1	$2,255	$2,398	$752	$866
Service cost	67	74	14	17
Interest cost	101	98	32	34
Contributions from plan participants	—	—	13	12
Actuarial loss (gain)	77	(131)	(86)	(125)
Benefit payments	(158)	(187)	(45)	(43)
Plan amendments	—	3	—	(9)
Special termination benefits	—	—	11	—
Transfer of liability from other plans	1	—	—	—
Net obligation at December 31	2,343	2,255	691	752

CHANGE IN PLAN ASSETS
Fair value of plan assets at January 1	1,537	1,763	822	870
Actual return on plan assets	128	(45)	79	(18)
Employer contributions	72	6	1	1
Contributions from plan participants	—	—	13	12
Benefit payments	(158)	(187)	(45)	(43)
Fair value of plan assets at December 31	1,579	1,537	870	822
Funded status at December 31	$(764)	$(718)	$179	$70
Net recorded (liability) asset at December 31	$(764)	$(718)	$179	$70

Schedule Of Defined Benefit Plans, Amounts Recognized In Balance Sheet

PENSION AND OTHER POSTRETIREMENT BENEFIT OBLIGATIONS, NET OF PLAN ASSETS AT DECEMBER 31
(Dollars in millions)
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
Sempra Energy Consolidated:
Noncurrent assets	$—	$—	$179	$70
Current liabilities	(56)	(43)	—	—
Noncurrent liabilities	(1,164)	(1,122)	(44)	(30)
Net recorded (liability) asset	$(1,220)	$(1,165)	$135	$40
SDG&E:
Current liabilities	$(10)	$(5)	$—	$—
Noncurrent liabilities	(211)	(208)	(21)	(4)
Net recorded liability	$(221)	$(213)	$(21)	$(4)
SoCalGas:
Noncurrent assets	$—	$—	$179	$70
Current liabilities	(2)	(2)	—	—
Noncurrent liabilities	(762)	(716)	—	—
Net recorded (liability) asset	$(764)	$(718)	$179	$70

Schedule Of Defined Benefit Plans, Amounts In Accumulated Other Comprehensive Income

AMOUNTS IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
(Dollars in millions)
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
Sempra Energy Consolidated:
Net actuarial (loss) gain	$(95)	$(84)	$3	$2
Prior service cost	(4)	(5)	—	—
Total	$(99)	$(89)	$3	$2
SDG&E:
Net actuarial loss	$(8)	$(8)
Prior service cost	—	—
Total	$(8)	$(8)
SoCalGas:
Net actuarial loss	$(6)	$(4)
Prior service cost	(3)	(1)
Total	$(9)	$(5)

Schedule Of Defined Benefit Plans, Accumulated Benefit Obligation

ACCUMULATED BENEFIT OBLIGATION
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	2016	2015	2016	2015	2016	2015
Accumulated benefit obligation	$3,465	$3,397	$904	$939	$2,167	$2,056

Schedule Of Defined Benefit Plans, Pension Plans With Benefit Obligations In Excess Of Plan Assets

OBLIGATIONS OF FUNDED PENSION PLANS
(Dollars in millions)
	2016	2015
Sempra Energy Consolidated:
Projected benefit obligation	$3,431	$3,410
Accumulated benefit obligation	3,227	3,183
Fair value of plan assets	2,459	2,484
SDG&E:
Projected benefit obligation	$902	$927
Accumulated benefit obligation	874	906
Fair value of plan assets	714	752
SoCalGas:
Projected benefit obligation	$2,320	$2,236
Accumulated benefit obligation	2,148	2,039
Fair value of plan assets	1,579	1,537

Schedule of Net Benefit Costs

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2016	2015	2014	2016	2015	2014
NET PERIODIC BENEFIT COST
Service cost	$107	$114	$101	$20	$26	$24
Interest cost	160	154	161	42	44	49
Expected return on assets	(166)	(173)	(171)	(69)	(68)	(63)
Amortization of:
Prior service cost (credit)	11	11	11	—	(4)	(5)
Actuarial loss (gain)	30	38	18	(1)	—	—
Settlement and curtailment charges	16	4	31	—	—	(1)
Special termination benefits	—	—	—	26	—	5
Regulatory adjustment	(57)	(110)	(31)	(11)	12	6
Total net periodic benefit cost	101	38	120	7	10	15

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
Net loss (gain)	26	17	38	(2)	(4)	1
Prior service (credit) cost	(1)	4	4	—	—	—
Amortization of actuarial loss	(10)	(14)	(23)	—	—	—
Total recognized in other comprehensive income (loss)	15	7	19	(2)	(4)	1
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$116	$45	$139	$5	$6	$16

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
SAN DIEGO GAS & ELECTRIC COMPANY
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2016	2015	2014	2016	2015	2014
NET PERIODIC BENEFIT COST
Service cost	$29	$29	$30	$5	$7	$7
Interest cost	41	39	43	7	8	9
Expected return on assets	(49)	(54)	(55)	(12)	(11)	(10)
Amortization of:
Prior service cost	1	8	2	3	3	2
Actuarial loss (gain)	10	2	4	(1)	—	—
Settlement charge	16	—	19	—	—	—
Special termination benefits	—	—	—	14	—	5
Regulatory adjustment	(45)	(20)	12	(14)	—	1
Total net periodic benefit cost	3	4	55	2	7	14

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
Net loss (gain)	1	(6)	8	—	—	—
Amortization of actuarial loss	(1)	(1)	(3)	—	—	—
Total recognized in other comprehensive (loss) income	—	(7)	5	—	—	—
Total recognized in net periodic benefit cost and other comprehensive (loss) income	$3	$(3)	$60	$2	$7	$14

NET PERIODIC BENEFIT COST AND AMOUNTS RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
SOUTHERN CALIFORNIA GAS COMPANY
(Dollars in millions)
	Pension benefits			Other postretirement benefits
	2016	2015	2014	2016	2015	2014
NET PERIODIC BENEFIT COST
Service cost	$67	$74	$60	$14	$17	$16
Interest cost	101	98	100	32	34	38
Expected return on assets	(103)	(106)	(104)	(56)	(56)	(51)
Amortization of:
Prior service cost (credit)	9	9	9	(4)	(7)	(8)
Actuarial loss	11	21	6	—	—	—
Settlement charge	—	—	4	—	—	—
Special termination benefits	—	—	—	11	—	—
Regulatory adjustment	(12)	(90)	(43)	3	12	5
Total net periodic benefit cost	73	6	32	—	—	—

CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS
RECOGNIZED IN OTHER COMPREHENSIVE INCOME (LOSS)
Net loss	4	—	5	—	—	—
Prior service cost	2	2	—	—	—	—
Amortization of actuarial loss	—	—	(5)	—	—	—
Total recognized in other comprehensive income	6	2	—	—	—	—
Total recognized in net periodic benefit cost and other comprehensive income	$79	$8	$32	$—	$—	$—

Schedule of Assumptions Used

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATION
AT DECEMBER 31
	Pension benefits		Other postretirement benefits
	2016	2015	2016	2015
Sempra Energy Consolidated:
Discount rate	4.08%	4.46%	4.19%	4.49%
Rate of compensation increase	2.00-10.00	2.00-10.00	2.00-10.00	2.00-10.00
SDG&E:
Discount rate	4.08%	4.35%	4.15%	4.50%
Rate of compensation increase	2.00-10.00	2.00-10.00	2.00-10.00	2.00-10.00
SoCalGas:
Discount rate	4.10%	4.50%	4.20%	4.50%
Rate of compensation increase	2.00-10.00	2.00-10.00	2.00-10.00	2.00-10.00

WEIGHTED-AVERAGE ASSUMPTIONS USED TO DETERMINE NET PERIODIC BENEFIT COST
YEARS ENDED DECEMBER 31
	Pension benefits			Other postretirement benefits
	2016	2015	2014	2016	2015	2014
Sempra Energy Consolidated:
Discount rate	4.46%	4.09%	4.85%	4.49%	4.15%	4.95%
Expected return on plan assets	7.00	7.00	7.00	6.98	6.98	6.97
Rate of compensation increase	2.00-10.00	2.00-10.00	3.50-10.00	2.00-10.00	2.00-10.00	3.50-10.00
SDG&E:
Discount rate	4.35%	4.00%	4.69%	4.50%	4.15%	5.00%
Expected return on plan assets	7.00	7.00	7.00	6.90	6.91	6.88
Rate of compensation increase	2.00-10.00	2.00-10.00	3.50-10.00	2.00-10.00	2.00-10.00	3.50-10.00
SoCalGas:
Discount rate	4.50%	4.15%	4.94%	4.50%	4.15%	4.95%
Expected return on plan assets	7.00	7.00	7.00	7.00	7.00	7.00
Rate of compensation increase	2.00-10.00	2.00-10.00	3.50-10.00	2.00-10.00	2.00-10.00	3.50-10.00

Schedule of Health Care Cost Trend Rates

ASSUMED HEALTH CARE COST TREND RATES
AT DECEMBER 31
	Other postretirement benefit plans(1)
	Pre-65 retirees			Retirees aged 65 years and older
	2016	2015	2014	2016	2015	2014
Health care cost trend rate assumed for next year	8.00%	8.10%	7.75%	5.50%	5.50%	5.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend)	5.00%	5.00%	5.00%	4.50%	4.50%	4.50%
Year the rate reaches the ultimate trend	2022	2022	2020	2022	2022	2020

(1)
Excludes Mobile Gas plan. For Mobile Gas, which we deconsolidated on September 12, 2016, the health care cost trend rate assumed for next year for all retirees was 8.10 percent and 7.75 percent in 2015 and 2014, respectively; the ultimate trend was 5.00 percent in 2015 and 2014; and the year the rate reaches the ultimate trend was 2022 and 2020 in 2015 and 2014, respectively. For Chilquinta Energía, the health care cost trend rate assumed for next year, and the ultimate trend, was 3.00 percent in each of 2016, 2015 and 2014.

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percent change in assumed health care cost trend rates would have had the following effects in 2016:

EFFECT OF ONE-PERCENT CHANGE IN ASSUMED HEALTH CARE COST TREND RATES
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	1%	1%	1%	1%	1%	1%
	increase	decrease	increase	decrease	increase	decrease
Effect on total of service and interest
cost components of net periodic
postretirement health care benefit cost	$5	$(4)	$1	$(1)	$4	$(3)
Effect on the health care component of the
accumulated other postretirement
benefit obligations	62	(52)	6	(5)	55	(46)

Schedule Of Defined Benefit Plans, Fair Value Of Plan Assets By Level In Fair Value Hierarchy
The fair values of our pension plan assets by asset category are as follows:

FAIR VALUE MEASUREMENTS – INVESTMENT ASSETS OF PENSION PLANS
(Dollars in millions)
	Fair value at December 31, 2016
	Level 1	Level 2	Total
Sempra Energy Consolidated:
Equity securities:
Domestic	$884	$—	$884
International	522	—	522
Registered investment companies	127	—	127
Fixed income securities:
Domestic government bonds	214	32	246
International government bonds	—	9	9
Domestic corporate bonds	—	346	346
International corporate bonds	—	94	94
Registered investment companies	—	14	14
Total investment assets in the fair value hierarchy	$1,747	$495	2,242
Investments measured at NAV (1):
Common/collective trusts			223
Venture capital funds and real estate funds			4
Total investment assets(2)			$2,469
SDG&E’s proportionate share of investment assets			$717
SoCalGas’ proportionate share of investment assets			$1,585

	Fair value at December 31, 2015
	Level 1	Level 2	Total
Sempra Energy Consolidated:
Equity securities:
Domestic	$893	$7	$900
International	543	1	544
Registered investment companies	124	—	124
Fixed income securities:
Domestic government bonds	124	31	155
International government bonds	—	10	10
Domestic corporate bonds	—	338	338
International corporate bonds	—	100	100
Registered investment companies	—	7	7
Other	1	—	1
Total investment assets in the fair value hierarchy	$1,685	$494	2,179
Investments measured at NAV (1):
Common/collective trusts			312
Venture capital funds and real estate funds			4
Total investment assets(3)			$2,495
SDG&E’s proportionate share of investment assets(4)			$753
SoCalGas’ proportionate share of investment assets			$1,544

(1)	Reflects the retrospective adoption of ASU 2015-07 as of January 1, 2016, as we discuss in Note 2. Prior to adoption, we included investments measured at NAV within the fair value hierarchy.

(2)	Excludes cash and cash equivalents of $14 million and accounts payable of $24 million.

(3)	Excludes cash and cash equivalents of $14 million and accounts payable of $25 million.

(4)	Excludes transfers receivable from other plans of $2 million at SDG&E.

The fair values by asset category of the other postretirement benefit plan assets held in the pension master trust and in the additional trusts for SoCalGas’ other postretirement benefit plans and SDG&E’s other postretirement benefit plan (PBOP plan trusts) are as follows:

FAIR VALUE MEASUREMENTS – INVESTMENT ASSETS OF OTHER POSTRETIREMENT BENEFIT PLANS
(Dollars in millions)
	Fair value at December 31, 2016
	Level 1	Level 2	Total
SDG&E:
Equity securities:
Domestic	$41	$—	$41
International	24	—	24
Registered investment companies	46	—	46
Fixed income securities:
Domestic government bonds	10	1	11
Domestic corporate bonds	—	16	16
International corporate bonds	—	3	3
Registered investment companies	—	17	17
Total investment assets in the fair value hierarchy	121	37	158
Investments measured at NAV – Common/collective trusts(1)			11
Total investment assets(2)			169

SoCalGas:
Equity securities:
Domestic	130	—	130
International	77	—	77
Registered investment companies	46	—	46
Fixed income securities:
Domestic government bonds	52	8	60
International government bonds	—	2	2
Domestic corporate bonds	—	94	94
International corporate bonds	—	28	28
Registered investment companies	—	47	47
Total investment assets in the fair value hierarchy	305	179	484
Investments measured at NAV – Common/collective trusts(1)			386
Total investment assets(3)			870

Other Sempra Energy:
Equity securities:
Domestic	6	—	6
International	3	—	3
Fixed income securities:
Domestic government bonds	1	—	1
International government bonds	—	1	1
Domestic corporate bonds	—	2	2
International corporate bonds	—	1	1
Registered investment companies	—	1	1
Total investment assets in the fair value hierarchy	10	5	15
Investments measured at NAV – Common/collective trusts(1)			3
Total other Sempra Energy investment assets			18

Total Sempra Energy Consolidated investment assets in the fair value hierarchy	$436	$221
Total Sempra Energy Consolidated investment assets(4)			$1,057

(1)	Reflects the retrospective adoption of ASU 2015-07 as of January 1, 2016, as we discuss in Note 2. Prior to adoption, we included investments measured at NAV within the fair value hierarchy.

(2)	Excludes cash and cash equivalents of $1 million and accounts payable of $1 million held in SDG&E PBOP plan trusts.

(3)	Excludes cash and cash equivalents of $4 million and accounts payable of $4 million held in SoCalGas PBOP plan trusts.

(4)	Excludes cash and cash equivalents of $5 million and accounts payable of $5 million at Sempra Energy Consolidated.

FAIR VALUE MEASUREMENTS – INVESTMENT ASSETS OF OTHER POSTRETIREMENT BENEFIT PLANS
(Dollars in millions)
	Fair value at December 31, 2015
	Level 1	Level 2	Total
SDG&E:
Equity securities:
Domestic	$39	$—	$39
International	24	—	24
Registered investment companies	41	—	41
Fixed income securities:
Domestic government bonds	5	3	8
Domestic corporate bonds	—	15	15
International corporate bonds	—	4	4
Registered investment companies	—	16	16
Total investment assets in the fair value hierarchy	109	38	147
Investments measured at NAV – Common/collective trusts(1)			14
Total investment assets(2)			161

SoCalGas:
Equity securities:
Domestic	123	1	124
International	74	—	74
Registered investment companies	43	—	43
Fixed income securities:
Domestic government bonds	42	7	49
International government bonds	—	2	2
Domestic corporate bonds	—	87	87
International corporate bonds	—	28	28
Registered investment companies	—	49	49
Total investment assets in the fair value hierarchy	282	174	456
Investments measured at NAV – Common/collective trusts(1)			367
Total investment assets(3)			823

Other Sempra Energy:
Equity securities:
Domestic	5	1	6
International	3	—	3
Registered investment companies	4	—	4
Fixed income securities:
Domestic government bonds	2	—	2
International government bonds	—	1	1
Domestic corporate bonds	—	1	1
International corporate bonds	—	1	1
Registered investment companies	—	1	1
Total investment assets in the fair value hierarchy	14	5	19
Investments measured at NAV – Common/collective trusts(1)			1
Total other Sempra Energy investment assets			20

Total Sempra Energy Consolidated investment assets in the fair value hierarchy	$405	$217
Total Sempra Energy Consolidated investment assets(4)			$1,004

(1)	Reflects the retrospective adoption of ASU 2015-07 as of January 1, 2016, as we discuss in Note 2. Prior to adoption, we included investments measured at NAV within the fair value hierarchy.

(2)	Excludes cash and cash equivalents of $1 million and accounts payable of $1 million held in SDG&E PBOP plan trusts.

(3)	Excludes cash and cash equivalents of $3 million and accounts payable of $4 million held in SoCalGas PBOP plan trusts.

(4)	Excludes cash and cash equivalents of $4 million and accounts payable of $5 million at Sempra Energy Consolidated.

Schedule Of Defined Benefit Plans, Estimated Future Employer Contributions In Next Fiscal Year

EXPECTED CONTRIBUTIONS
(Dollars in millions)
	Sempra Energy Consolidated	SDG&E	SoCalGas
Pension plans	$180	$38	$90
Other postretirement benefit plans	8	5	1

Schedule of Expected Benefit Payments

EXPECTED BENEFIT PAYMENTS
(Dollars in millions)
	Sempra Energy Consolidated		SDG&E		SoCalGas
	Pension benefits	Other postretirement benefits	Pension benefits	Other postretirement benefits	Pension benefits	Other postretirement benefits
2017	$347	$47	$94	$10	$194	$35
2018	317	51	84	11	189	37
2019	304	53	81	11	184	38
2020	291	56	77	12	175	39
2021	295	55	73	12	177	40
2022-2026	1,254	277	322	61	804	203

Schedule Of Defined Benefit Plans Contributions

CONTRIBUTIONS TO SAVINGS PLANS
(Dollars in millions)
	2016	2015	2014
Sempra Energy Consolidated	$42	$43	$38
SDG&E	15	17	15
SoCalGas	22	21	18